Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Schedule of reconciliation between non-cancellable operating lease commitments and lease liabilities

Total
Operating lease commitments disclosed as at December 31, 2018	272,498
Adjustments as a result of different treatment of extension and termination options	297,721
Total lease commitments as at December 31, 2018	570,219
Discount using the incremental borrowing rate at the date of the initial application	(24,015)
Gross liabilities as per January 1, 2019 under IFRS 16	546,204
Short term leases	(1,694)
Lease liability recognized as at January 1, 2019	544,510
Of which are:
Current lease liabilities	303,627
Non-current lease liabilities	240,883

Lease liability recognized as at December 31, 2019
Current lease liabilities	373,025
Non-current lease liabilities	177,220

Schedule of right-of-use assets by type

	December 31, 2019	January 1, 2019
Properties	496,126	483,350
Equipment	47,214	61,160
Total right-of-use assets	543,340	544,510

Schedule of depreciation rates

Computer equipment	3 years
Laboratory equipment	4 years
Furniture and fixtures	5 years
Chemical library	5 years